NOTES PAYABLE, RELATED PARTIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Notes Payable			$ 21,589,362	$ 22,573,724
Meta Materials, Inc. | 2021 Note
Defined Benefit Plan Disclosure [Line Items]
Notes Payable					$ 15,000,000
Debt Instrument, Interest Rate During Period	8.00%	8.00%